Trade Receivables (Details) - Schedule of Provision for Expected Losses in The Balance Sheet - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Provision for Expected Losses in The Balance Sheet [Line Items]
At the beginning of the year	R$ (11)	R$ (6)	R$ (4)
Additions	(50)	(36)	(15)
Reversals	46	31	13
At the end of the year	R$ (15)	R$ (11)	R$ (6)